Principal Accounting Policies - Basis of presentation, principles of consolidation, and cost allocations (Details) ¥ in Millions		12 Months Ended
	Jan. 15, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
2020 Program Resource License and Cooperation Agreement | Subsequent Event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual fixed license fees payable | ¥	¥ 2.0
Percentage of annual license fees payable in excess of revenue generated	50.00%
Agreement term	2 years
Annual license fees payable description	The annual license fees payable to Phoenix TV Group under the 2020 Program Resource License and Cooperation Agreement are RMB2.0 million plus 50% of the revenue generated from the use of the licensed program resource in excess of RMB2.0 million.
Phoenix TV Group | Content license fee
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year | ¥			¥ 10.0
Percentage of annual growth on fixed amount of payment, group will pay		15.00%
Phoenix TV Group | Trademark license fee | Old Agreements
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual license fee payable | $				$ 10,000
Phoenix TV Group | Trademark license fee | New Agreements | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue from which the annual license fee payable is derived		2.00%
Fixed fee for each company | $		$ 100,000